Provisions - Current and Non-Current Provisions (Details) - GBP (£) £ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Current	£ 240	£ 260
Non-current	2,299	1,967
Other provisions	£ 2,539	£ 2,227	£ 2,654